Document and Entity Information	12 Months Ended
Sep. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Aug 27, 2012
Document Effective Date	Sep 1, 2012
Prospectus Date	Sep 1, 2012

Columbia 120/20 Contrarian Equity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia 120/20 Contrarian Equity Fund	Class A	Class B	Class C	Class I	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia 120/20 Contrarian Equity Fund		Class A	Class B	Class C	Class I	Class Z
Management fees	[1]	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none	none
Other expenses	[1]	0.89%	0.89%	0.89%	0.76%	0.89%
Total annual fund operating expenses	[1]	2.09%	2.84%	2.84%	1.71%	1.84%
Less: Fee waiver/expense reimbursement	[1][2]	(0.67%)	(0.67%)	(0.67%)	(0.63%)	(0.67%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	1.42%	2.17%	2.17%	1.08%	1.17%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 1.08% for Class I and 1.17% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia 120/20 Contrarian Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	711	1,132	1,577	2,811
Class B	720	1,117	1,641	2,943
Class C	320	817	1,441	3,122
Class I	110	478	870	1,972
Class Z	119	514	934	2,109

Expense Example, No Redemption Columbia 120/20 Contrarian Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	711	1,132	1,577	2,811
Class B	220	817	1,441	2,943
Class C	220	817	1,441	3,122
Class I	110	478	870	1,972
Class Z	119	514	934	2,109

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager), will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the Investment Manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to individual stocks, the Investment Manager may use exchange traded funds (ETFs), and certain derivative instruments, including total return equity swaps. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities), or to hedge existing long or short positions and to increase investment flexibility. Actual exposure (long and short) will vary over time.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index or other funds with similar investment objectives. The Fund may fail to achieve its investment objective(s) and may lose money.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in U.S. companies.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position through a derivative instrument, this involves the risk of a potentially unlimited increase in the value of the underlying instrument.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Fund portfolio manager’s perceived value assessment of that security, or may decline in price, even though the Fund portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 18.78% (quarter ended June 30, 2009).
  Lowest return for a calendar quarter was –24.82% (quarter ended December 31, 2008).
  Class A year-to-date return was 8.82% at June 30, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia 120/20 Contrarian Equity Fund	1 year	Since inception	Inception Date
Class A	(15.21%)	(7.11%)	Oct 18, 2007
Class A after taxes on distributions	(15.37%)	(7.41%)	Oct 18, 2007
Class A after taxes on distributions and redemption of fund shares	(9.68%)	(6.05%)	Oct 18, 2007
Class B	(15.18%)	(6.93%)	Oct 18, 2007
Class C	(11.57%)	(6.48%)	Oct 18, 2007
Class I	(9.77%)	(5.50%)	Oct 18, 2007
Class Z	(9.80%)	(5.73%)	Oct 18, 2007
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(2.27%)	Oct 18, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep 1, 2012
Columbia 120/20 Contrarian Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager), will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the Investment Manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

		In addition to individual stocks, the Investment Manager may use exchange traded funds (ETFs), and certain derivative instruments, including total return equity swaps. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities), or to hedge existing long or short positions and to increase investment flexibility. Actual exposure (long and short) will vary over time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index or other funds with similar investment objectives. The Fund may fail to achieve its investment objective(s) and may lose money.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in U.S. companies.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position through a derivative instrument, this involves the risk of a potentially unlimited increase in the value of the underlying instrument.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Fund portfolio manager’s perceived value assessment of that security, or may decline in price, even though the Fund portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 18.78% (quarter ended June 30, 2009).
  Lowest return for a calendar quarter was –24.82% (quarter ended December 31, 2008).
  Class A year-to-date return was 8.82% at June 30, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Columbia 120/20 Contrarian Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.42%	[1],[2]
1 year	rr_ExpenseExampleYear01	711
3 years	rr_ExpenseExampleYear03	1,132
5 years	rr_ExpenseExampleYear05	1,577
10 years	rr_ExpenseExampleYear10	2,811
1 year	rr_ExpenseExampleNoRedemptionYear01	711
3 years	rr_ExpenseExampleNoRedemptionYear03	1,132
5 years	rr_ExpenseExampleNoRedemptionYear05	1,577
10 years	rr_ExpenseExampleNoRedemptionYear10	2,811
2008	rr_AnnualReturn2008	(43.67%)
2009	rr_AnnualReturn2009	42.73%
2010	rr_AnnualReturn2010	15.87%
2011	rr_AnnualReturn2011	(10.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.82%)
1 year	rr_AverageAnnualReturnYear01	(15.21%)
Since inception	rr_AverageAnnualReturnSinceInception	(7.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.84%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.17%	[1],[2]
1 year	rr_ExpenseExampleYear01	720
3 years	rr_ExpenseExampleYear03	1,117
5 years	rr_ExpenseExampleYear05	1,641
10 years	rr_ExpenseExampleYear10	2,943
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	817
5 years	rr_ExpenseExampleNoRedemptionYear05	1,441
10 years	rr_ExpenseExampleNoRedemptionYear10	2,943
1 year	rr_AverageAnnualReturnYear01	(15.18%)
Since inception	rr_AverageAnnualReturnSinceInception	(6.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.84%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.17%	[1],[2]
1 year	rr_ExpenseExampleYear01	320
3 years	rr_ExpenseExampleYear03	817
5 years	rr_ExpenseExampleYear05	1,441
10 years	rr_ExpenseExampleYear10	3,122
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	817
5 years	rr_ExpenseExampleNoRedemptionYear05	1,441
10 years	rr_ExpenseExampleNoRedemptionYear10	3,122
1 year	rr_AverageAnnualReturnYear01	(11.57%)
Since inception	rr_AverageAnnualReturnSinceInception	(6.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[1],[2]
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	478
5 years	rr_ExpenseExampleYear05	870
10 years	rr_ExpenseExampleYear10	1,972
1 year	rr_ExpenseExampleNoRedemptionYear01	110
3 years	rr_ExpenseExampleNoRedemptionYear03	478
5 years	rr_ExpenseExampleNoRedemptionYear05	870
10 years	rr_ExpenseExampleNoRedemptionYear10	1,972
1 year	rr_AverageAnnualReturnYear01	(9.77%)
Since inception	rr_AverageAnnualReturnSinceInception	(5.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.17%	[1],[2]
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	514
5 years	rr_ExpenseExampleYear05	934
10 years	rr_ExpenseExampleYear10	2,109
1 year	rr_ExpenseExampleNoRedemptionYear01	119
3 years	rr_ExpenseExampleNoRedemptionYear03	514
5 years	rr_ExpenseExampleNoRedemptionYear05	934
10 years	rr_ExpenseExampleNoRedemptionYear10	2,109
1 year	rr_AverageAnnualReturnYear01	(9.80%)
Since inception	rr_AverageAnnualReturnSinceInception	(5.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(15.37%)
Since inception	rr_AverageAnnualReturnSinceInception	(7.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(9.68%)
Since inception	rr_AverageAnnualReturnSinceInception	(6.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Columbia 120/20 Contrarian Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
Since inception	rr_AverageAnnualReturnSinceInception	(2.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 1.08% for Class I and 1.17% for Class Z.

Columbia Recovery and Infrastructure Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Recovery and Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Recovery and Infrastructure Fund	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Recovery and Infrastructure Fund		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees	[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other expenses	[1]	0.27%	0.27%	0.27%	0.11%	0.27%	0.41%	0.16%	0.27%
Total annual fund operating expenses	[1]	1.17%	1.92%	1.92%	0.76%	1.42%	1.06%	0.81%	0.92%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Recovery and Infrastructure Fund (USD $)	1 year	3 years	5 years	10 years
Class A	687	925	1,183	1,918
Class B	695	903	1,238	2,053
Class C	295	603	1,038	2,248
Class I	78	243	423	946
Class R	145	450	777	1,707
Class R4	108	337	586	1,299
Class R5	83	259	450	1,006
Class Z	94	294	510	1,136

Expense Example, No Redemption Columbia Recovery and Infrastructure Fund (USD $)	1 year	3 years	5 years	10 years
Class A	687	925	1,183	1,918
Class B	195	603	1,038	2,053
Class C	195	603	1,038	2,248
Class I	78	243	423	946
Class R	145	450	777	1,707
Class R4	108	337	586	1,299
Class R5	83	259	450	1,006
Class Z	94	294	510	1,136

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the Investment Manager) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Infrastructure assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund’s investments include companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the Investment Manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy.

The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In addition to investing in individual stocks of companies of any size, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs) and other investment companies.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index or other funds with similar investment objectives. The Fund may fail to achieve its investment objective(s) and may lose money.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Infrastructure-Related Companies Risk. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

Real Estate-related Investment Risk. Investment in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other risks, risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, by changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Fund portfolio manager’s perceived value assessment of that security, or may decline in price, even though the Fund portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 19.92% (quarter ended December 31, 2010).
  Lowest return for a calendar quarter was -27.71% (quarter ended September 30, 2011).
  Class A year-to-date return was 2.03% at June 30, 2012.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Recovery and Infrastructure Fund	1 year	Since inception	Inception Date
Class A	(19.24%)	26.76%	Feb 19, 2009
Class A after taxes on distributions	(20.39%)	25.92%	Feb 19, 2009
Class A after taxes on distributions and redemption of fund shares	(10.99%)	23.32%	Feb 19, 2009
Class B	(18.76%)	27.78%	Feb 19, 2009
Class C	(15.73%)	28.44%	Feb 19, 2009
Class I	(13.95%)	29.94%	Feb 19, 2009
Class R	(14.49%)	28.99%	Feb 19, 2009
Class R4	(14.23%)	29.52%	Feb 19, 2009
Class R5	(14.02%)	29.83%	Feb 19, 2009
Class Z	(14.06%)	29.57%	Feb 19, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	20.73%	Feb 19, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep 1, 2012
Columbia Recovery and Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Recovery and Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the Investment Manager) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Infrastructure assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund’s investments include companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the Investment Manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy.

The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

		In addition to investing in individual stocks of companies of any size, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs) and other investment companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index or other funds with similar investment objectives. The Fund may fail to achieve its investment objective(s) and may lose money.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Infrastructure-Related Companies Risk. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

Real Estate-related Investment Risk. Investment in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other risks, risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, by changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Fund portfolio manager’s perceived value assessment of that security, or may decline in price, even though the Fund portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 19.92% (quarter ended December 31, 2010).
  Lowest return for a calendar quarter was -27.71% (quarter ended September 30, 2011).
  Class A year-to-date return was 2.03% at June 30, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Columbia Recovery and Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%	[1]
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	925
5 years	rr_ExpenseExampleYear05	1,183
10 years	rr_ExpenseExampleYear10	1,918
1 year	rr_ExpenseExampleNoRedemptionYear01	687
3 years	rr_ExpenseExampleNoRedemptionYear03	925
5 years	rr_ExpenseExampleNoRedemptionYear05	1,183
10 years	rr_ExpenseExampleNoRedemptionYear10	1,918
2010	rr_AnnualReturn2010	30.54%
2011	rr_AnnualReturn2011	(14.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.71%)
1 year	rr_AverageAnnualReturnYear01	(19.24%)
Since inception	rr_AverageAnnualReturnSinceInception	26.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%	[1]
1 year	rr_ExpenseExampleYear01	695
3 years	rr_ExpenseExampleYear03	903
5 years	rr_ExpenseExampleYear05	1,238
10 years	rr_ExpenseExampleYear10	2,053
1 year	rr_ExpenseExampleNoRedemptionYear01	195
3 years	rr_ExpenseExampleNoRedemptionYear03	603
5 years	rr_ExpenseExampleNoRedemptionYear05	1,038
10 years	rr_ExpenseExampleNoRedemptionYear10	2,053
1 year	rr_AverageAnnualReturnYear01	(18.76%)
Since inception	rr_AverageAnnualReturnSinceInception	27.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%	[1]
1 year	rr_ExpenseExampleYear01	295
3 years	rr_ExpenseExampleYear03	603
5 years	rr_ExpenseExampleYear05	1,038
10 years	rr_ExpenseExampleYear10	2,248
1 year	rr_ExpenseExampleNoRedemptionYear01	195
3 years	rr_ExpenseExampleNoRedemptionYear03	603
5 years	rr_ExpenseExampleNoRedemptionYear05	1,038
10 years	rr_ExpenseExampleNoRedemptionYear10	2,248
1 year	rr_AverageAnnualReturnYear01	(15.73%)
Since inception	rr_AverageAnnualReturnSinceInception	28.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	423
10 years	rr_ExpenseExampleYear10	946
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	243
5 years	rr_ExpenseExampleNoRedemptionYear05	423
10 years	rr_ExpenseExampleNoRedemptionYear10	946
1 year	rr_AverageAnnualReturnYear01	(13.95%)
Since inception	rr_AverageAnnualReturnSinceInception	29.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%	[1]
1 year	rr_ExpenseExampleYear01	145
3 years	rr_ExpenseExampleYear03	450
5 years	rr_ExpenseExampleYear05	777
10 years	rr_ExpenseExampleYear10	1,707
1 year	rr_ExpenseExampleNoRedemptionYear01	145
3 years	rr_ExpenseExampleNoRedemptionYear03	450
5 years	rr_ExpenseExampleNoRedemptionYear05	777
10 years	rr_ExpenseExampleNoRedemptionYear10	1,707
1 year	rr_AverageAnnualReturnYear01	(14.49%)
Since inception	rr_AverageAnnualReturnSinceInception	28.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[1]
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,299
1 year	rr_ExpenseExampleNoRedemptionYear01	108
3 years	rr_ExpenseExampleNoRedemptionYear03	337
5 years	rr_ExpenseExampleNoRedemptionYear05	586
10 years	rr_ExpenseExampleNoRedemptionYear10	1,299
1 year	rr_AverageAnnualReturnYear01	(14.23%)
Since inception	rr_AverageAnnualReturnSinceInception	29.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%	[1]
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,006
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	259
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	1,006
1 year	rr_AverageAnnualReturnYear01	(14.02%)
Since inception	rr_AverageAnnualReturnSinceInception	29.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[1]
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	510
10 years	rr_ExpenseExampleYear10	1,136
1 year	rr_ExpenseExampleNoRedemptionYear01	94
3 years	rr_ExpenseExampleNoRedemptionYear03	294
5 years	rr_ExpenseExampleNoRedemptionYear05	510
10 years	rr_ExpenseExampleNoRedemptionYear10	1,136
1 year	rr_AverageAnnualReturnYear01	(14.06%)
Since inception	rr_AverageAnnualReturnSinceInception	29.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(20.39%)
Since inception	rr_AverageAnnualReturnSinceInception	25.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(10.99%)
Since inception	rr_AverageAnnualReturnSinceInception	23.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009
Columbia Recovery and Infrastructure Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
Since inception	rr_AverageAnnualReturnSinceInception	20.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2009

[1]	Expense ratios have been adjusted to reflect current fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 27, 2012